Earnings per share - Additional Information (Details)		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [abstract]
Shares conversion ratio	8.51
Shares relating to potential dilutive effect (in shares)		5,146,683	5,691,377	0